Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income
Foreign currency translation adjustments

Balance as of December 31, 2015	30,951,837
Other comprehensive loss (unaudited)	(19,435,836)
Balance as of June 30, 2016	11,516,001